Statutory Reserves (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Statutory Reserves (Textual)
Appropriation of statutory surplus reserve, Description			Appropriation to the statutory surplus reserve is required to be at least 10% of the after tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entities' registered capital.		Appropriation to the statutory surplus reserve is required to be at least 10% of the after tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entities' registered capital.
Maximum percentage balance required of registered capital in reserve for business expansion			25.00%		25.00%
Appropriated to statutory surplus reserve	$ 102,361	$ 75,593	$ 363,819	$ 294,811	$ 420,299	$ 284,638
Accumulated balance of the statutory reserve	$ 2,049,906		$ 2,049,906		$ 1,686,087	$ 1,265,788